Submission	Aug. 02, 2024
Submission [Line Items]
Central Index Key	0001571949
Registrant Name	INTERCONTINENTAL EXCHANGE, INC.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES